Long-term debt (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of long term debt

	Note	September 30, 2026	December 31, 2025
Term loans – Euro	(a)	$1,565	$25,707
Promissory notes – U.S. dollar	(b)	8,526	8,224
Promissory note	(b)	250	250
Convertible senior notes	(c)	704,292	-
Convertible debentures	(d)	9,409	9,303
Lease liabilities	(e)	379	489
Mine construction loan facility	(f)	134,945	130,656
		859,366	174,629
Deferred financing costs		(48,491)	(12,516)
		810,875	162,113
Less: current portion		(41,346)	(27,267)
		$769,529	$134,846

Schedule of convertible senior notes

Changes in the balances of the June 2026 Convertible Senior Notes for the nine months ended September 30, 2026 and year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$-	$-
Issuance of the June 2026 Convertible Senior Notes	1,127,440	-
Less: fair value of embedded derivative (see Note 10)	(441,769)	-
Accretion	20,582	-
Translation adjustment	(1,961)	-
Balance, end of period	704,292	-
Less: transaction costs	(38,075)	-
Balance, net of transaction costs	$666,217	$-

Schedule of convertible debentures

Changes in the balances of the convertible debentures for the nine months ended September 30, 2026 and year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$9,303	$27,872
Debentures revalued, derivative liability component	-	(623)
Debentures converted for shares	-	(19,456)
Accretion	56	720
Translation adjustment	50	790
Balance, end of period	$9,409	$9,303

Schedule of debt repayment

Principal payments are due under the terms of the Company’s loans and leases for each of the following years ending September 30:

2027	41,359
2028	20,395
2029	19,258
2030	18,056
2031	1,192,819
1,291,887
Less: unamortized discount	(432,495)
Less: imputed interest on capital lease obligations	(26)
859,366

Schedule of debt continuity

Changes in the balances of the long-term debt for the nine months ended September 30, 2026 and the year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$174,629	$168,328
Cash flows:
Issuance of debt	1,127,440	29,447
Scheduled debt repayments	(26,920)	(1,698)
Non-cash changes:
Conversion of debt to shares	-	(19,456)
Accrued interest	22,039	1,755
Amount reclassified to derivative liability	(441,769)	(623)
Translation adjustment	3,947	(3,124)
Balance, end of period	859,366	174,629